--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       TAX-MANAGED U.S. MARKETWIDE VALUE
                                  PORTFOLIO II

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2000

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
DIMENSIONAL INVESTMENT GROUP INC.
  Performance Chart.........................................       1
  Statement of Assets and Liabilities.......................       2
  Statement of Operations...................................       3
  Statements of Changes in Net Assets.......................       4
  Financial Highlights......................................       5
  Notes to Financial Statements.............................     6-7
  Report of Independent Certified Public Accountants........       8

THE DFA INVESTMENT TRUST COMPANY -- THE TAX-MANAGED U.S.
 MARKETWIDE VALUE SERIES
  Performance Chart.........................................       9
  Schedule of Investments...................................   10-15
  Statement of Assets and Liabilities.......................      16
  Statement of Operations...................................      17
  Statements of Changes in Net Assets.......................      18
  Financial Highlights......................................      19
  Notes to Financial Statements.............................   20-21
  Report of Independent Certified Public Accountants........      22

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     TAX-MANAGED U.S. MARKETWIDE
GROWTH OF $10,000        VALUE PORTFOLIO II        RUSSELL 3000 VALUE INDEX
date                                      $10,000                    $10,000
Jan-99                                    $10,048                    $10,056
Feb-99                                     $9,660                     $9,872
Mar-99                                    $10,009                    $10,056
Apr-99                                    $11,201                    $10,994
May-99                                    $11,366                    $10,905
Jun-99                                    $11,646                    $11,228
Jul-99                                    $11,200                    $10,903
Aug-99                                    $10,803                    $10,500
Sep-99                                    $10,241                    $10,144
Oct-99                                    $10,406                    $10,670
Nov-99                                    $10,348                    $10,595
Dec-99                                    $10,502                    $10,664
Jan-00                                     $9,898                    $10,321
Feb-00                                     $9,204                     $9,648
Mar-00                                    $10,294                    $10,739
Apr-00                                    $10,551                    $10,626
May-00                                    $10,442                    $10,720
Jun-00                                     $9,789                    $10,284
Jul-00                                    $10,274                    $10,427
Aug-00                                    $10,899                    $10,999
Sep-00                                    $10,780                    $11,089
Oct-00                                    $11,097                    $11,341
Nov-00                                    $10,641                    $10,932

ANNUALIZED
TOTAL RETURN                    FROM
(%)              ONE YEAR   JANUARY 1999
-----------------------------------------
                   2.84         3.29

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES WHICH IN TURN INVESTS IN U.S. COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $10 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF HIGH BOOK-TO-MARKET U.S. COMPANIES.

Past performance is not predictive of future performance.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company (Cost $50,484)++ at
  Value.....................................................    $  54,489
Receivable for Investment Securities Sold...................           88
Prepaid Expenses and Other Assets...........................            4
                                                                ---------
    Total Assets............................................       54,581
                                                                ---------
LIABILITIES:
Payables:
  Investment Securities Purchased...........................           73
  Fund Shares Redeemed......................................           15
Accrued Expenses and Other Liabilities......................           17
                                                                ---------
    Total Liabilities.......................................          105
                                                                ---------
NET ASSETS..................................................    $  54,476
                                                                =========
SHARES OUTSTANDING $.01 PAR VALUE
  (200,000,000 Shares Authorized)...........................    5,073,332
                                                                =========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....    $   10.74
                                                                =========
NET ASSETS CONSIST OF:
Paid-In-Capital.............................................    $  52,868
Undistributed Net Investment Income.........................          754
Accumulated Net Realized Loss...............................       (3,151)
Unrealized Appreciation of Investment Securities............        4,005
                                                                ---------
    Total Net Assets........................................    $  54,476
                                                                =========

--------------

++ The cost for federal income tax purposes is $50,696.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Net Investment Income Received from The DFA Investment
    Trust Company...........................................    $   874
                                                                -------
EXPENSES
  Accounting & Transfer Agent Fees..........................         34
  Legal Fees................................................          2
  Audit Fees................................................          1
  Filing Fees...............................................         20
  Shareholders' Reports.....................................         24
  Other.....................................................          1
                                                                -------
      Total Expenses........................................         82
                                                                -------
  NET INVESTMENT INCOME.....................................        792
                                                                -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Loss on Investment Securities Sold...........     (3,132)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................      3,838
                                                                -------
  NET GAIN ON INVESTMENT SECURITIES.........................        706
                                                                -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $ 1,498
                                                                =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                             DEC. 16,
                                                                  YEAR         1998
                                                                 ENDED          TO
                                                                NOV. 30,     NOV. 30,
                                                                  2000         1999
                                                                --------    -----------
INCREASE IN NET ASSETS
Operations:
  Net Investment Income.....................................    $   792       $   158
  Net Realized Gain (Loss) on Investment Securities Sold....     (3,132)          321
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................      3,838           167
                                                                -------       -------
  Net Increase in Net Assets Resulting from Operations......      1,498           646
                                                                -------       -------
Distributions From:
  Net Investment Income.....................................       (223)           --
  Net Realized Gains........................................       (340)           --
                                                                -------       -------
    Total Distributions.....................................       (563)           --
                                                                -------       -------
Capital Share Transactions (1):
  Shares Issued.............................................     46,483        28,965
  Shares Issued in Lieu of Cash Distributions...............        563            --
  Shares Redeemed...........................................    (19,919)       (3,197)
                                                                -------       -------
    Net Increase from Capital Share Transactions............     27,127        25,768
                                                                -------       -------
    Total Increase..........................................     28,062        26,414
NET ASSETS
  Beginning of Period.......................................     26,414            --
                                                                -------       -------
  End of Period.............................................    $54,476       $26,414
                                                                =======       =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................      4,481         2,769
  Shares Issued in Lieu of Cash Distributions...............         55            --
  Shares Redeemed...........................................     (1,937)         (295)
                                                                -------       -------
                                                                  2,599         2,474
                                                                =======       =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                YEAR      DEC. 16, 1998
                                                                ENDED           TO
                                                              NOV. 30,       NOV. 30,
                                                                2000           1999
                                                              ---------   --------------
Net Asset Value, Beginning of Period........................   $ 10.68       $ 10.00
                                                               -------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................      0.17          0.06
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................      0.12          0.62
                                                               -------       -------
  Total from Investment Operations..........................      0.29          0.68
                                                               -------       -------
LESS DISTRIBUTIONS
  Net Investment Income.....................................     (0.09)           --
  Net Realized Gains........................................     (0.14)           --
                                                               -------       -------
  Total Distributions.......................................     (0.23)           --
                                                               -------       -------
Net Asset Value, End of Period..............................   $ 10.74       $ 10.68
                                                               =======       =======
Total Return................................................      2.83%         6.80%#

Net Assets, End of Period (thousands).......................   $54,476       $26,414
Ratio of Expenses to Average Net Assets (1) ................      0.44%         0.96%*
Ratio of Net Investment Income to Average Net Assets........      1.78%         0.99%*
Portfolio Turnover Rate.....................................       N/A           N/A
Portfolio Turnover Rate of Master Fund Series ..............        39%           10%*

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-two portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a series of The DFA Investment Trust Company. At November 30, 2000, the Portfolio owned 17% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America, for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the series.

    2. FEDERAL INCOME TAXES: It is the intention of the Portfolio to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements. The Series is treated as a partnership for federal tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to the Portfolio.

    3. OTHER: The Portfolio accrues its share of income, net of expenses daily on its investment in the Master Fund, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Master Fund are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax difference which arose principally from differing book/tax treatments of net short-term capital gain distributions from the DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Portfolio is not charged a fee for these services. The Advisor also provides investment advisory services to the Series.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 11,345
Gross Unrealized Depreciation...............................    (7,552)
                                                              --------
  Net.......................................................  $  3,793
                                                              ========

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2000.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio II (constituting a portfolio within Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 16, 1998 (commencement of operations) through November 30, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
            TAX-MANAGED U.S. MARKETWIDE   RUSSELL 3000
                   VALUE SERIES            VALUE INDEX
                      $10,000                $10,000
Jan-99                           $10,068        $10,056
Feb-99                            $9,710         $9,872
Mar-99                           $10,059        $10,056
Apr-99                           $11,262        $10,994
May-99                           $11,437        $10,905
Jun-99                           $11,718        $11,228
Jul-99                           $11,272        $10,903
Aug-99                           $10,884        $10,500
Sep-99                           $10,321        $10,144
Oct-99                           $10,486        $10,670
Nov-99                           $10,428        $10,595
Dec-99                           $10,592        $10,664
Jan-00                            $9,981        $10,321
Feb-00                            $9,283         $9,648
Mar-00                           $10,379        $10,739
Apr-00                           $10,651        $10,626
May-00                           $10,535        $10,720
Jun-00                            $9,885        $10,284
Jul-00                           $10,379        $10,427
Aug-00                           $11,009        $10,999
Sep-00                           $10,892        $11,089
Oct-00                           $11,212        $11,341
Nov-00                           $10,747        $10,932

ANNUALIZED
TOTAL RETURN                    FROM
(%)              ONE YEAR   JANUARY 1999
-----------------------------------------
                   3.06         3.83

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $10 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF HIGH BOOK-TO-MARKET U.S. COMPANIES.

Past performance is not predictive of future performance.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (95.2%)
 *24/7 Media, Inc......................................       3,500    $      4,266
 *3Dfx Interactive, Inc................................      10,000          27,187
 AAR Corp..............................................      11,100         115,162
 *Adelphia Communications Corp. Class A................      46,600       1,291,694
 *Advanced Micro Devices, Inc..........................      17,000         259,250
 Advanta Corp. Class A.................................       3,500          25,648
 Advanta Corp. Class B Non-Voting......................       6,600          39,084
 Aetna, Inc............................................      56,400       3,796,425
 Agco Corp.............................................      25,100         244,725
 *Agribrands International, Inc........................       2,900         126,875
 Airborne Freight Corp.................................      26,400         250,800
 *Airgas, Inc..........................................      25,100         188,250
 AK Steel Holding Corp.................................      67,360         614,660
 *Alaska Air Group, Inc................................      10,200         284,962
 *Albany International Corp. Class A...................      11,700         114,806
 Albemarle Corp........................................       3,900          86,044
 Alcoa, Inc............................................      20,352         573,672
 Alexander & Baldwin, Inc..............................      19,000         507,062
 Alfa Corp.............................................       1,800          33,300
 *Allegheny Corp.......................................         624         118,638
 *Allen Telecom, Inc...................................       2,400          39,600
 *Alliance Semiconductor Corp..........................      14,500         188,953
 Alliant Energy Corp...................................      12,700         404,812
 Allmerica Financial Corp..............................      18,900       1,172,981
 Allstate Corp.........................................     213,700       8,174,025
 Amerada Hess Corp.....................................      25,900       1,586,375
 *Amerco, Inc..........................................       9,300         174,375
 *America West Holdings Corp. Class B..................      19,200         178,800
 American Financial Group, Inc.........................      23,600         449,875
 *American Freightways Corp............................      14,200         395,381
 American Greetings Corp. Class A......................      44,400         407,925
 American National Insurance Co........................       9,500         656,687
 *Ameripath, Inc.......................................       9,700         161,262
 AmerUs Group Co.......................................      10,000         291,875
 *AMR Corp.............................................      63,300       2,116,594
 *Amtran, Inc..........................................       3,400          49,619
 Anadarko Petroleum Corp...............................      16,334         971,873
 *ANC Rental Corp......................................      23,462         125,375
 *Ann Taylor Stores Corp...............................      12,000         249,000
 Apache Corp...........................................      13,800         721,050
 *Applica, Inc.........................................      10,200          44,625
 Applied Industrial Technologies, Inc..................       4,900          86,975
 *Arch Capital Group Ltd...............................       9,000         134,156
 Arch Chemicals, Inc...................................      20,300         365,400
 Arch Coal, Inc........................................      18,995         193,512
 Archer-Daniels Midland Co.............................     405,300       5,167,575
 Argonaut Group, Inc...................................      14,600         262,800
 Armstrong Holdings, Inc...............................      16,400          15,375
 Arnold Industries, Inc................................       8,900         167,709
 *Arrow Electronics, Inc...............................      24,800         593,650
 Arvinmeritor, Inc.....................................       7,300          96,269
 Ashland, Inc..........................................      33,300       1,044,787
 Astoria Financial Corp................................       2,700         120,741
 AT & T Corp...........................................     338,900       6,650,912
 *AT & T Corp.- Liberty Media Group....................     398,700       5,407,369
                                                            SHARES           VALUE+
                                                            ------           ------
 *At Home Corp.........................................     177,100    $  1,104,108
 *Audiovox Corp. Class A...............................       7,300          69,350
 *Aurora Foods, Inc....................................      17,700          43,144
 *AutoNation, Inc......................................     237,700       1,530,194
 *Avid Technology, Inc.................................       7,700         139,322
 *Avis Group Holdings, Inc.............................      13,200         424,875
 AVX Corp..............................................       1,000          18,750
 *Aztar Corp...........................................      17,700         256,650
 Baldwin & Lyons, Inc. Class B.........................       1,200          22,575
 Bancwest Corp.........................................      34,000         709,750
 Bandag, Inc...........................................       4,500         171,844
 Bandag, Inc. Class A..................................       3,800         121,600
 Banta Corp............................................      13,000         297,375
 *Barrett Resources Corp...............................         500          19,312
 *Battle Mountain Gold Co..............................         900           1,406
 Bay View Capital Corp.................................      13,100         102,344
 Bear Stearns Companies, Inc...........................      49,622       2,279,511
 *Beazer Homes USA, Inc................................       3,000          93,937
 *Belco Oil & Gas Corp.................................       2,500          21,406
 Belo (A.H.) Corp. Class A.............................      47,500         807,500
 *Benchmark Electronics, Inc...........................       8,400         242,550
 Bergen Brunswig Corp. Class A.........................      65,600         988,100
 Berkley (W.R.) Corp...................................      10,500         377,016
 *Bethlehem Steel Corp.................................      52,700         118,575
 *Beverly Enterprises..................................      31,800         174,900
 Bindley Western Industries, Inc.......................       4,600         144,900
 *Bio-Rad Laboratories, Inc. Class A...................       2,000          66,000
 Block Drug Co., Inc. Class A..........................       6,469         341,038
 Bob Evans Farms, Inc..................................      19,600         399,962
 *Boca Resorts, Inc....................................      16,500         252,656
 Boise Cascade Corp....................................      23,500         678,562
 *Borders Group, Inc...................................       1,000          12,812
 Borg Warner Automotive, Inc...........................      23,100         846,037
 Bowater, Inc..........................................      22,900       1,220,856
 Bowne & Co., Inc......................................      14,300         115,294
 *Boyd Gaming Corp.....................................      26,200         101,525
 Brookline Bancorp, Inc................................      11,500         125,062
 *Brooks Automation, Inc...............................      12,100         274,141
 *Brown (Tom), Inc.....................................       6,900         184,575
 Brown Shoe Company, Inc...............................       8,900          95,119
 Brunswick Corp........................................      32,700         562,031
 Brush Wellman, Inc....................................       4,500          86,062
 Burlington Coat Factory Warehouse Corp................      21,100         286,169
 Burlington Northern Santa Fe Corp.....................     171,000       4,328,437
 C.I.T. Group, Inc. Class A............................     137,100       2,304,994
 *Cabletron Systems, Inc...............................      12,800         201,600
 Calgon Carbon Corp....................................      20,700         116,437
 Caraustar Industries, Inc.............................      14,900         134,566
 Carpenter Technology Corp.............................       8,100         268,819
 Carter-Wallace, Inc...................................       8,500         255,531
 *Casella Waste Systems, Inc. Class A..................       9,900          37,434
 Casey's General Stores, Inc...........................      23,600         275,087
 Cash America International, Inc.......................       7,300          31,025
 Cato Corp. Class A....................................         400           5,475
 *CB Richard Ellis Services, Inc.......................       8,500         128,031
 CBRL Group, Inc.......................................      23,400         506,756

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Centex Corp...........................................      60,500    $  2,140,187
 *Central Garden & Pet Co..............................       6,300          53,747
 *Century Business Services, Inc.......................      33,400          34,966
 *Champion Enterprises, Inc............................      39,600         123,750
 *Charming Shoppes, Inc................................      16,600          94,412
 *Checkpoint System, Inc...............................      10,900          89,925
 Chemed Corp...........................................       1,200          41,250
 Chemfirst, Inc........................................       6,300         127,575
 Chesapeake Corp.......................................       9,200         154,100
 *Chiquita Brands International, Inc...................      21,200          35,775
 *Chris-Craft Industries, Inc..........................       4,075         272,516
 CICOR International, Inc..............................       1,150          11,356
 Cincinnati Financial Corp.............................      59,000       2,159,031
 Cleveland Cliffs, Inc.................................       3,800          75,287
 *CNA Financial Corp...................................      61,400       2,283,312
 CNA Surety Corp.......................................       1,000          11,750
 Coachmen Industries, Inc..............................       6,400          54,800
 Coca-Cola Enterprises, Inc............................     258,200       5,664,262
 *Coherent, Inc........................................       1,000          29,031
 Columbus McKinnon Corp................................      12,200         123,144
 *Comfort Systems USA, Inc.............................       2,300           7,187
 Commerce Group, Inc...................................       8,000         199,000
 Commercial Federal Corp...............................      24,300         407,025
 Commercial Metals Co..................................       5,700         139,650
 *Compucom Systems, Inc................................      13,700          22,477
 *Conmed Corp..........................................       5,200          74,912
 Conseco, Inc..........................................     210,000       1,509,375
 *Consolidated Graphics, Inc...........................       1,700          17,531
 *Consolidated Stores Corp.............................      50,300         430,694
 Cooper Tire & Rubber Co...............................      36,500         337,625
 *CoorsTek, Inc........................................       1,450          35,616
 Corn Products International, Inc......................      17,100         414,675
 Corus Bankshares, Inc.................................       6,700         271,559
 Countrywide Credit Industries, Inc....................      65,700       2,439,112
 *Coventry Health Care, Inc............................      22,200         468,975
 *Credit Acceptance Corp...............................      18,200          99,247
 *Crestline Capital Corp...............................       1,100          26,331
 Crompton Corp.........................................      11,000          96,250
 Crown Cork & Seal Co., Inc............................      53,700         218,156
 *CSS Industries, Inc..................................       1,000          19,062
 CSX Corp..............................................      91,400       2,370,687
 Cummins Engine Co., Inc...............................      17,100         603,844
 *Cumulus Media, Inc. Class A..........................       5,400          23,541
 Dain Rauscher Corp....................................       1,000          93,750
 Dana Corp.............................................      62,900       1,053,575
 *DaVita, Inc..........................................      50,000         528,125
 *Delphi Financial Group, Inc. Class A.................       4,200         148,575
 Delta Air Lines, Inc..................................      38,400       1,824,000
 Devon Energy Corp.....................................      20,300         999,775
 Dillards, Inc. Class A................................      72,300         795,300
 Dime Bancorp, Inc.....................................       2,400          59,700
 Dime Community Bancorp, Inc...........................       5,900         120,766
 *Dollar Thrifty Automotive Group, Inc.................      11,100         194,250
 Downey Financial Corp.................................      11,700         532,350
 *Dress Barn, Inc......................................       5,300         123,556
 *Dura Automotive Systems, Inc.........................       5,600          34,825
 *DVI, Inc.............................................       5,800          96,062
 Earthgrains Co........................................      23,000         521,812
 Eastman Chemical Co...................................      24,500       1,058,094
 *Elan Corp. P.L.C. ADR................................       5,976         322,330
 *Electro Rent Corp....................................       2,400          27,075
 *Electroglas, Inc.....................................         600           7,744
 *Encompass Services Corp..............................      24,300          88,087
                                                            SHARES           VALUE+
                                                            ------           ------
 Energen Corp..........................................      11,300    $    322,756
 Enhance Financial Services Group, Inc.................      16,600         220,987
 *Enserch Exploration Corp.............................      29,700         100,237
 EOG Resources, Inc....................................      16,800         712,950
 *Esco Technologies, Inc...............................       5,700         101,175
 *Esterline Technologies Corp..........................       6,500         127,156
 Ethyl Corp............................................      15,600          20,475
 Everest Re Group, Ltd.................................      12,400         746,325
 *Extended Stay America, Inc...........................      33,900         421,631
 *Fairfield Communities, Inc...........................       5,000          69,687
 *Farm Family Holdings, Inc............................         700          29,575
 Farmer Brothers Co....................................         500          96,250
 FBL Financial Group, Inc. Class A.....................      18,200         265,037
 Federal-Mogul Corp....................................      49,000          94,937
 *Federated Department Stores, Inc.....................      82,000       2,501,000
 Fidelity National Financial, Inc......................      18,300         438,056
 *Finish Line, Inc. Class A............................       6,900          55,631
 Finova Group, Inc.....................................      49,300          24,650
 First American Financial Corp.........................      28,900         628,575
 First Charter Corp....................................       7,900         106,403
 First Citizens Bancshares, Inc........................       3,900         280,922
 First Indiana Corp....................................       3,500          78,859
 First Niagara Financial Group, Inc....................      11,000         103,984
 First Sentinel Bancorp, Inc...........................       9,600          93,900
 *FirstFed Financial Corp..............................       6,400         170,000
 Fleetwood Enterprises, Inc............................      21,100         263,750
 Fleming Companies, Inc................................      14,800         174,825
 Florida East Coast Industries, Inc....................       4,000         140,500
 *FMC Corp.............................................       1,000          67,875
 Ford Motor Co.........................................     292,300       6,649,825
 *Forest Oil Corp......................................       2,100          25,987
 Foster Wheeler Corp...................................      18,300          73,200
 Fremont General Corp..................................      40,000         107,500
 *Friede Goldman International.........................      31,100         126,344
 *Fritz Companies, Inc.................................      25,300         166,031
 *FSI International, Inc...............................       1,200          10,669
 GATX Corp.............................................      11,700         549,900
 Gaylord Entertainment Co..............................       6,900         155,681
 Gencorp, Inc..........................................      10,100          80,800
 *General Binding Corp.................................       2,600          21,125
 General Cable Corp....................................       7,000          39,812
 *General Communications, Inc. Class A.................      16,200          80,747
 General Motors Corp...................................     163,200       8,078,400
 *General Motors Corp. Class H.........................     121,200       2,634,888
 *Genlyte Group, Inc...................................       4,500         105,469
 *Gentiva Health Services..............................       2,800          35,437
 Georgia-Pacific Corp..................................      84,400       2,125,825
 Gerber Scientific, Inc................................      13,300          93,100
 Gibraltar Steel Corp..................................       5,000          67,812
 Glatfelter (P.H.) Co..................................      24,300         279,450
 *Glenayre Technologies, Inc...........................      42,300         192,994
 *Global Sources, Ltd..................................          90           1,991
 Golden State Bancorp, Inc.............................      54,100       1,379,550
 Goodrich (B.F.) Co....................................      21,000         795,375
 Goodyear Tire & Rubber Co.............................      67,600       1,145,820
 *Goodys Family Clothing...............................       1,000           3,937
 Granite Construction, Inc.............................       2,000          55,625
 Great Atlantic & Pacific Tea Co., Inc.................      15,100         123,631
 Greenpoint Financial Corp.............................      39,300       1,193,737
 *Grey Wolf, Inc.......................................      15,200          58,900
 *Griffon Corp.........................................      10,400          65,000
 *Group 1 Automotive, Inc..............................       6,100          54,900

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Ha-Lo Industries, Inc................................      36,300    $    117,975
 Hancock Holding Co....................................       1,500          48,000
 *Handleman Co.........................................      12,600          88,200
 Harbor Florida Bancshares, Inc........................       5,200          63,537
 Harleysville Group, Inc...............................      11,800         290,206
 Harris Corp...........................................      17,800         547,350
 Hasbro, Inc...........................................       4,400          50,875
 HCC Insurance Holdings, Inc...........................      11,800         287,625
 *Health Net Inc.......................................      18,000         423,000
 *Healthsouth Corp.....................................     156,300       2,178,431
 *Hearst-Argyle Television, Inc........................      21,500         388,344
 Heller Financial, Inc.................................      19,700         520,819
 Helmerich & Payne, Inc................................       2,500          74,531
 *Hexcel Corp..........................................       7,200          67,050
 Hollinger International, Inc. Class A.................      19,900         286,062
 *Hollywood Entertainment Corp.........................      19,500          18,891
 Horton (D.R.), Inc....................................      33,136         615,087
 *Houston Exploration Co...............................       4,000         106,000
 *HS Resources, Inc....................................       3,100         100,556
 Hughes Supply, Inc....................................      11,100         161,505
 *Humana, Inc..........................................      88,500       1,062,000
 Hunt (J.B.) Transport Services, Inc...................      14,600         191,169
 *Hutchinson Technology, Inc...........................      13,800         216,056
 *Hypercom Corp........................................       6,600          22,687
 *iBasis, Inc..........................................       2,800          12,031
 IBP, Inc..............................................      28,100         630,494
 *IHOP Corp............................................       5,600         111,650
 Ikon Office Solutions, Inc............................      79,500         238,500
 *Imation Corp.........................................      20,200         320,675
 IMC Global, Inc.......................................      48,000         570,000
 Independence Community Bank Corp......................      30,300         436,509
 Ingles Market, Inc. Class A...........................       4,300          40,044
 *Ingram Micro, Inc....................................      15,600         220,350
 *Inprise Corp.........................................       9,700          48,652
 *Input/Output, Inc....................................      25,100         200,800
 *Insignia Financial Group, Inc........................      16,500         178,406
 *Integrated Electrical Services, Inc..................      13,800          78,487
 Interface, Inc. Class A...............................      18,800         158,037
 *Intergraph Corp......................................       3,600          21,712
 Intermet Corp.........................................       5,400          33,412
 International Multifoods Corp.........................       8,000         154,500
 International Paper Co................................     218,211       7,391,898
 *International Speciality Products, Inc...............       8,100          47,587
 Interpool, Inc........................................       4,500          60,750
 *Ionics, Inc..........................................       8,700         194,662
 *JDA Software Group, Inc..............................       2,100          25,331
 Jefferies Group, Inc..................................      11,400         285,000
 *K Mart Corp..........................................     216,500       1,190,750
 *Kaiser Aluminum Corp.................................      41,000         197,312
 Kaman Corp. Class A...................................       8,100          94,416
 Kellwood Co...........................................       8,900         179,112
 Kennametal, Inc.......................................      13,300         381,544
 *Kent Electronics Corp................................       1,700          26,669
 *Key Energy Group, Inc................................      17,000         123,250
 Keycorp...............................................     100,000       2,493,750
 *kforce.com, Inc......................................      12,400          58,512
 Kimball International, Inc. Class B...................       4,900          73,653
 Lafarge Corp..........................................      29,100         574,725
 Landamerica Financial Group, Inc......................       9,800         294,000
 Landrys Seafood Restaurants, Inc......................      11,400         102,600
 *Lanier Worldwide, Inc................................       6,800          17,000
 *Lear Corp............................................      56,700       1,240,312
                                                            SHARES           VALUE+
                                                            ------           ------
 Lehman Brothers Holdings, Inc.........................       2,000    $     99,125
 Lennar Corp...........................................      17,200         545,025
 Lennox International, Inc.............................       7,900          55,300
 Liberty Corp..........................................       5,400         203,512
 Liberty Financial Companies, Inc......................      18,600         781,200
 Lincoln National Corp.................................      72,300       3,267,056
 LNR Property Corp.....................................      11,800         243,375
 Lockheed Martin Corp..................................     133,500       4,552,350
 Loews Corp............................................      38,700       3,657,150
 Lone Star Steakhouse Saloon...........................      13,300         105,777
 *Lone Star Technologies, Inc..........................       3,000          79,800
 Longs Drug Stores Corp................................      18,400         365,700
 Longview Fibre Co.....................................      30,000         403,125
 *Louis Dreyfus Natural Gas Corp.......................       8,100         261,225
 Louisiana-Pacific Corp................................     130,100         918,831
 LTV Corp..............................................      12,300           6,150
 Luby's Cafeterias, Inc................................       8,900          42,275
 Lyondell Chemical Co..................................      90,900       1,227,150
 *Magellan Health Services, Inc........................       7,100          20,856
 *Magnetek, Inc........................................       7,500          96,562
 *Mail-Well, Inc.......................................      23,400         111,150
 *Mandalay Resort Group................................      37,200         741,675
 *Manor Care, Inc......................................      29,800         506,600
 Marcus Corp...........................................       4,800          70,200
 *Marine Drilling Companies, Inc.......................       2,200          44,000
 *Maxxam, Inc..........................................         500           7,594
 MBIA, Inc.............................................      43,300       2,982,287
 McGrath Rent Corp.....................................         500           8,906
 MDC Holdings, Inc.....................................      10,700         300,269
 Mead Corp.............................................      72,600       1,919,362
 *Medical Assurance, Inc...............................      14,700         214,069
 *MEMC Electronic Materials, Inc.......................       3,200          23,200
 *Metromedia International Group, Inc..................      12,600          37,548
 *Michaels Stores, Inc.................................      15,400         392,219
 Midland Co............................................       1,000          28,625
 Mikasa, Inc...........................................       1,000          16,437
 Milacron, Inc.........................................      14,500         221,125
 Millennium Chemicals, Inc.............................      26,900         427,037
 Mine Safety Appliances Co.............................       1,300          30,956
 *MIPS Technologies, Inc., Class B.....................       6,485         144,089
 *Modis Professional Services, Inc.....................      48,400         181,500
 *Mony Group, Inc......................................      22,400         950,600
 *Moog, Inc. Class A...................................       2,300          58,650
 *MS Carriers, Inc.....................................       3,600          72,225
 *Mynd Corp............................................      17,000         164,687
 Nabisco Group Holdings Corp...........................      32,400         951,750
 Nacco Industries, Inc. Class A........................       7,300         280,137
 National Presto Industries, Inc.......................       3,400         100,513
 *National Semiconductor Corp..........................       5,000          92,813
 National Steel Corp. Class B..........................       5,700           9,975
 *National Western Life Insurance Co. Class A..........         900          79,988
 *NationsRent, Inc.....................................      21,200          37,100
 NCH Corp..............................................       1,500          59,813
 *NCI Building Systems, Inc............................       8,200         142,988
 *Network Equipment Technologies, Inc..................       8,200          58,425
 *New Century Financial Corp...........................       1,700          18,647
 *Newpark Resources, Inc...............................       4,000          30,250
 Norfolk Southern Corp.................................     189,300       2,721,188
 *Nortek, Inc..........................................       5,100         116,025
 Northrop Grumman Corp.................................      30,000       2,529,375
 Northwest Bancorp, Inc................................       2,300          18,292

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *NS Group, Inc........................................       7,100    $     44,162
 OceanFirst Financial Corp.............................       1,600          33,450
 *Ocwen Financial Corp.................................      31,000         176,313
 *Office Depot, Inc....................................      10,000          66,250
 *Officemax, Inc.......................................      47,000         111,625
 *Offshore Logistics, Inc..............................       8,500         156,453
 *Ogden Corp...........................................      23,100         330,619
 Ohio Casualty Corp....................................      37,200         305,156
 Old Republic International Corp.......................      45,100       1,175,419
 Omnicare, Inc.........................................      64,800       1,061,100
 *On Command Corp......................................       1,600          11,450
 *Orbital Sciences Corp................................      42,971         241,712
 Overseas Shipholding Group, Inc.......................      15,300         342,338
 *Owens-Illinois, Inc..................................     132,200         380,075
 Pacific Century Financial Corp........................      64,600         960,925
 *Pacificare Health Systems, Inc.......................      13,900         175,922
 *Pactiv Corp..........................................      36,400         425,425
 Park Electrochemical Corp.............................       3,000         106,313
 *Park Place Entertainment Corp........................     118,900       1,597,719
 *Parker Drilling Co...................................      34,100         136,400
 *Paxar Corp...........................................      11,000          92,125
 *Paxson Communications Corp...........................       6,600          63,938
 *Pediatrix Medical Group, Inc.........................       5,100          89,250
 Penney (J.C.) Co., Inc................................     106,700       1,026,988
 Pep Boys - Manny, Moe & Jack..........................      48,600         197,438
 *Perrigo Co...........................................       2,700          18,942
 *Per-Se Technologies, Inc.............................       2,000           5,406
 *PetSmart, Inc........................................      74,900         203,634
 PFF Bancorp, Inc......................................      15,000         269,531
 Phelps Dodge Corp.....................................      28,900       1,419,713
 Phillips-Van Heusen Corp..............................      10,900         140,338
 Phoenix Investment Partners, Ltd......................      17,700         273,244
 Pier 1 Imports, Inc...................................      18,600         205,763
 Pilgrim Pride Corp....................................      13,700         106,175
 *Pinnacle Entertainment, Inc..........................       2,800          58,975
 *Pioneer Natural Resources Co.........................      28,000         406,000
 Pioneer Standard Electronics, Inc.....................      12,600         125,409
 Pittston Brink's Group................................      20,300         307,038
 PMI Group, Inc........................................       3,550         225,647
 Polymer Group, Inc....................................      16,100          90,563
 Polyone Corp..........................................      33,900         188,569
 Potlatch Corp.........................................      13,800         432,113
 Precision Castparts Corp..............................      22,600         798,063
 Presidential Life Corp................................      12,100         187,928
 *Price Communications Corp............................       4,265          76,770
 *Pride International, Inc.............................       7,100         134,456
 *Prime Hospitality Corp...............................      26,500         271,625
 *Profit Recovery Group International, Inc.............      18,800         114,856
 *PSS World Medical, Inc...............................      29,100          90,028
 *PTEK Holdings, Inc...................................       3,900           7,556
 Pulte Corp............................................      18,400         710,700
 Quanex Corp...........................................       5,200          98,150
 *Quest Diagnostics, Inc...............................       1,800         202,275
 Questar Corp..........................................      37,800       1,053,675
 *Quorum Health Group, Inc.............................      30,100         439,272
 Radian Group, Inc.....................................      18,000       1,170,000
 Rayonier, Inc.........................................       3,400         121,338
 Raytheon Co. Class A..................................      45,400       1,469,825
 Raytheon Co. Class B..................................     106,800       3,744,675
 *RDO Equipment Co. Class A............................       1,100           2,406
 *Reebok International, Ltd............................      27,200         579,700
 Regal Beloit Corp.....................................       6,800         105,400
                                                            SHARES           VALUE+
                                                            ------           ------
 Reliance Steel and Aluminum Co........................       4,000    $     96,000
 *Rent-Way, Inc........................................       1,000           3,813
 Republic Security Financial Corp......................      17,800         116,534
 Resource America, Inc.................................      10,300          84,492
 *Respironics, Inc.....................................       6,200         151,900
 Riggs National Corp...................................       9,800         114,231
 *Rite Aid Corp........................................     141,100         352,750
 RJ Reynolds Tobacco Holdings, Inc.....................      43,900       1,728,563
 RLI Corp..............................................       4,300         172,538
 Roadway Express, Inc..................................       2,400          46,575
 Rock-Tenn Co. Class A.................................       7,700          50,050
 Rollins Truck Leasing Corp............................      37,500         239,063
 RPM, Inc..............................................      92,000         862,500
 *RTI International Metals, Inc........................      12,000         156,750
 Russ Berrie & Co., Inc................................      10,100         213,363
 Russell Corp..........................................      14,000         233,625
 *Ryans Family Steak Houses, Inc.......................      12,100         107,009
 *Ryder System, Inc....................................      23,200         403,100
 Ryerson Tull, Inc.....................................       8,400          63,000
 Ryland Group, Inc.....................................       5,500         192,500
 *Sabre Holdings Corp..................................      33,675       1,201,777
 Safeco Corp...........................................      78,200       2,094,294
 Saint Paul Companies, Inc.............................      99,900       5,007,488
 *Saks, Inc............................................     129,550       1,093,078
 *Schein (Henry), Inc..................................      16,900         446,794
 Schulman (A.), Inc....................................      10,900         131,822
 Schweitzer-Maudoit International, Inc.................       8,100         140,738
 SCPIE Holdings, Inc...................................         800          16,650
 Seaboard Corp.........................................       1,100         174,900
 Seacoast Financial Services Corp......................       7,600          75,050
 *Seacor Smit, Inc.....................................       7,950         333,900
 *Seagate Technology, Inc..............................       2,700         133,650
 Sears, Roebuck & Co...................................     106,900       3,467,836
 *Seitel, Inc..........................................      10,100         141,400
 Selective Insurance Group, Inc........................      12,200         245,144
 *Sensormatic Electronics Corp.........................      18,900         337,838
 *Sequa Corp. Class A..................................       3,300         148,294
 *Sequa Corp. Class B..................................         900          55,013
 *Service Corp. International..........................     148,800         279,000
 *Shaw Group, Inc......................................       1,300          80,113
 *Shopko Stores, Inc...................................      21,800         132,163
 *Silicon Graphics, Inc................................      79,100         316,400
 *Silicon Valley Group, Inc............................       5,800         149,169
 *Sinclair Broadcast Group, Inc. Class A...............      25,800         226,959
 *Six Flags, Inc.......................................      60,900         875,438
 Skyline Corp..........................................       1,000          20,313
 SLI, Inc..............................................      17,300         117,856
 *Smart & Final Food, Inc..............................       7,800          59,963
 Smith (A.O.) Corp.....................................       6,900         114,713
 Smith (A.O.) Corp. Convertible Class A................       2,200          37,125
 *Smurfit-Stone Container Corp.........................      70,900         897,328
 *Sonic Automotive, Inc................................      15,500         124,000
 *SONICblue, Inc.......................................      45,000         253,828
 South Financial Group, Inc............................      19,100         185,330
 South Jersey Industries, Inc..........................       3,300          96,938
 Southwestern Energy Co................................       1,500          11,531
 Sovereign Bancorp, Inc................................      74,500         501,711
 *SpeedFam-IPEC, Inc...................................      25,000         141,797
 *Spherion Corporation.................................      33,000         348,563
 Spiegel, Inc. Class A Non-Voting......................      31,500         157,992
 Springs Industries, Inc. Class A......................       5,300         144,425
 *SPS Technologies, Inc................................       5,000         245,938
 Standard Pacific Corp.................................      14,500         299,063

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Standard Register Co..................................      13,100    $    157,200
 *STAR Telecommunications, Inc.........................      20,500          19,859
 Starwood Hotels and Resorts Worldwide, Inc............      59,800       1,913,600
 State Auto Financial Corp.............................      15,100         203,850
 Staten Island Bancorp, Inc............................      16,000         305,000
 Steelcase, Inc. Class A...............................      10,700         144,450
 Stepan Co.............................................       2,200          45,375
 Stewart & Stevenson Services, Inc.....................       9,700         205,822
 Stewart Enterprises, Inc..............................      35,500          67,117
 Stewart Information Services Corp.....................       4,300          64,769
 *Stone & Webster, Inc.................................       1,000           1,163
 *Stoneridge, Inc......................................      11,300          95,344
 Stride Rite Corp......................................      22,589         134,122
 Sunoco, Inc...........................................      29,300         813,075
 *Sunrise Assisted Living, Inc.........................       8,800         235,675
 Supervalu, Inc........................................      86,000       1,558,750
 Susquehanna Bancshares, Inc...........................      10,400         148,200
 *Swift Energy Corp....................................      15,500         474,688
 *Sylvan Learning Systems, Inc.........................      18,800         260,263
 *Tech Data Corp.......................................       6,100         186,622
 Tecumseh Products Co. Class A.........................       5,800         237,800
 Tecumseh Products Co. Class B.........................       2,000          81,375
 *Telxon Corp..........................................       4,900          97,847
 Temple-Inland, Inc....................................      25,500       1,173,000
 Tenet Healthcare Corp.................................      50,500       2,149,406
 Tenneco Automotive, Inc...............................      17,980          70,796
 *Terex Corp...........................................      12,800         166,400
 *Terra Industries, Inc................................      15,000          27,188
 *Tesoro Petroleum Corp................................      13,900         131,181
 Texas Industries, Inc.................................       8,500         189,125
 *Thermo-Electron Corp.................................      25,445         737,905
 Thomas & Betts Corp...................................      73,600       1,076,400
 Thomas Industries, Inc................................         900          19,800
 Tidewater, Inc........................................       9,800         396,900
 Timken Co.............................................      25,200         338,625
 *Titanium Metals Corp.................................      16,700         113,769
 *Toll Brothers, Inc...................................      16,600         661,925
 *Tower Automotive, Inc................................      22,000         200,750
 *Toys R Us, Inc.......................................     103,900       1,967,606
 *Transmontaigne Oil Co................................         200             600
 Trenwick Group, Ltd...................................      11,800         252,225
 *Triad Hospitals, Inc.................................       1,200          35,963
 *Trico Marine Services, Inc...........................      10,500         143,719
 *Trigon Healthcare, Inc...............................       8,700         623,681
 Trinity Industries, Inc...............................      15,900         394,519
 *Triumph Group........................................       4,100         147,344
 Tucker Anthony Sutro Corp.............................      10,100         172,963
 *Twinlab Corp.........................................       9,500          16,180
 Tyco International, Ltd...............................      15,202         801,906
 Tyson Foods, Inc. Class A.............................      57,200         800,800
 U.S. Industries, Inc..................................      52,900         353,769
 UAL Corp..............................................      24,400         857,050
 *UICI.................................................      20,700         142,313
 Ultramar Diamond Shamrock Corp........................      21,800         600,863
 *Ultratech Stepper, Inc...............................       3,000          52,594
 UMB Financial Corp....................................       9,400         332,525
 *Unifi, Inc...........................................      33,500         286,844
 Union Pacific Corp....................................      94,100       4,375,650
 *Unit Corp............................................       3,000          38,063
                                                            SHARES           VALUE+
                                                            ------           ------
 *United Auto Group, Inc...............................       5,800    $     44,225
 United Community Financial Corp.......................      12,000          79,875
 *United Rentals, Inc..................................      35,400         550,913
 Unitrin, Inc..........................................      21,700         779,166
 Universal Corp........................................       8,000         253,000
 Universal Forest Products, Inc........................      10,600         136,144
 *Universal Stainless & Alloy Products, Inc............         300           2,269
 *Unova, Inc...........................................      38,600         154,400
 UnumProvident Corp....................................      94,200       2,543,400
 *URS Corp.............................................       5,600          77,700
 *US Oncology, Inc.....................................      39,000         186,469
 Usec, Inc.............................................      34,300         156,494
 USX-Marathon Group, Inc...............................      83,400       2,199,675
 USX-US Steel Group....................................      37,900         540,075
 *Vail Resorts, Inc....................................      11,600         263,900
 Valero Energy Corp....................................      15,200         477,850
 Valhi, Inc............................................      19,800         253,688
 *Value City Department Stores, Inc....................      13,300          89,775
 *Varco International, Inc.............................       4,500          71,156
 *Venator Group, Inc...................................      32,000         430,000
 *Veritas DGC, Inc.....................................       2,900          71,231
 Vintage Petroleum, Inc................................       6,100         117,044
 *Vishay Intertechnology, Inc..........................      13,700         258,588
 Visteon Corp..........................................     138,271       2,056,781
 *Volt Information Sciences, Inc.......................       3,000          55,500
 Wabash National Corp..................................      20,100         152,006
 Wallace Computer Services, Inc........................      15,000         233,438
 Walter Industries, Inc................................       5,600          34,300
 Warnaco Group, Inc....................................       3,100           7,363
 *Washington Group Intl., Inc..........................      22,700         188,694
 *Waste Connections, Inc...............................       9,700         241,894
 Watsco, Inc. Class A..................................      10,300         111,240
 Watts Industries, Inc. Class A........................       8,800          88,550
 Wausau-Mosinee Paper Corp.............................      24,300         211,106
 *Webb (Del) Corp......................................       4,100          99,425
 *Weirton Steel Corp...................................      25,500          38,250
 Wellman, Inc..........................................      20,100         261,300
 Werner Enterprises, Inc...............................      19,400         273,419
 Westcorp, Inc.........................................      13,320         192,308
 *Westell Technologies, Inc............................       1,200           4,838
 Westvaco Corp.........................................      45,500       1,254,094
 Weyerhaeuser Co.......................................     148,500       6,496,875
 *WFS Financial, Inc...................................       2,000          36,000
 Whitney Holdings Corp.................................       3,900         138,572
 *Wisconsin Central Transportation Corp................      19,700         276,416
 *Wolverine Tube, Inc..................................       4,000          52,000
 Woodward Governor Co..................................       4,800         181,650
 *Worldcom, Inc........................................     282,700       4,231,666
 Worthington Industries, Inc...........................      49,300         452,944
 *Wyndham International, Inc...........................       4,000           6,000
 *Xtra Corp............................................       4,800         221,100
 *Yellow Corp..........................................      15,400         278,163
 York International Corp...............................      10,650         278,231
 Zenith National Insurance Corp........................       8,000         198,000
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $286,356,368)..................................                 306,848,272
                                                                       ------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

TEMPORARY CASH INVESTMENTS -- (4.8%)
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $15,535,065) to be
   repurchased at $15,306,546.
   (Cost $15,304,000)..................................    $ 15,304    $ 15,304,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $301,660,368)++................................                $322,152,272
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $302,645,897.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $322,152
Collateral for Securities Loaned............................     2,577
Receivables:
  Dividends and Interest....................................       874
  Fund Shares Sold..........................................       472
Prepaid Expenses and Other Assets...........................         4
                                                              --------
    Total Assets............................................   326,079
                                                              --------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................     2,577
  Investment Securities Purchased...........................     9,401
Accrued Expenses and Other Liabilities......................        80
                                                              --------
    Total Liabilities.......................................    12,058
                                                              --------

NET ASSETS..................................................  $314,021
                                                              ========

Investments at Cost.........................................  $301,660
                                                              ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.................................................         $  4,920
  Interest..................................................              322
  Income from Securities Lending............................               44
                                                                     --------
        Total Investment Income.............................            5,286
                                                                     --------

EXPENSES
  Investment Advisory Services..............................              472
  Accounting & Transfer Agent Fees..........................               86
  Custodian Fees............................................               23
  Legal Fees................................................                3
  Audit Fees................................................                4
  Shareholders' Reports.....................................               12
  Trustees' Fees and Expenses...............................                3
  Other.....................................................                2
                                                                     --------
        Total Expenses......................................              605
                                                                     --------
  NET INVESTMENT INCOME.....................................            4,681
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Loss on Investment Securities Sold...........          (16,195)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................           21,970
                                                                     --------
  NET GAIN ON INVESTMENT SECURITIES.........................            5,775
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $ 10,456
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR
                                                                       ENDED         DEC. 14, 1998
                                                                     NOV. 30,         TO NOV. 30,
                                                                       2000               1999
                                                                     ---------       --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................         $  4,681           $  1,148
    Net Realized Loss on Investment Securities Sold.........          (16,195)              (463)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................           21,970             (1,479)
                                                                     --------           --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           10,456               (794)
                                                                     --------           --------

Transactions in Interest:
    Contributions...........................................          196,677            132,586
    Withdrawals.............................................          (19,116)            (5,788)
                                                                     --------           --------
        Net Increase from Transactions in Interest..........          177,561            126,798
                                                                     --------           --------
        Total Increase......................................          188,017            126,004
NET ASSETS
    Beginning of Period.....................................          126,004                 --
                                                                     --------           --------
    End of Period...........................................         $314,021           $126,004
                                                                     ========           ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                YEAR
                                                                ENDED     DEC. 14, 1998
                                                              NOV. 30,     TO NOV. 30,
                                                                2000           1999
                                                              ---------   --------------
Net Asset Value, Beginning of Period........................       N/A            N/A
                                                              --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................        --             --
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................        --             --
                                                              --------       --------
  Total from Investment Operations..........................        --             --
                                                              --------       --------
LESS DISTRIBUTIONS
  Net Investment Income.....................................        --             --
  Net Realized Gains........................................        --             --
                                                              --------       --------
  Total Distributions.......................................       N/A            N/A
                                                              --------       --------
Net Asset Value, End of Period..............................       N/A            N/A
                                                              ========       ========
Total Return................................................       N/A            N/A

Net Assets, End of Period (thousands).......................  $314,021       $126,004
Ratio of Expenses to Average Net Assets.....................      0.26%          0.29%*
Ratio of Net Investment Income to Average Net Assets........      1.98%          1.66%*
Portfolio Turnover Rate.....................................        39%            10%*

--------------

*   Annualized

N/A Not applicable as The Tax-Managed U.S. Marketwide Value Series is organized as a partnership

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-four series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses will be deemed to have been "passed through" to its feeder fund.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $255,440
Sales.......................................................    89,044

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 52,346
Gross Unrealized Depreciation...............................   (32,840)
                                                              --------
  Net.......................................................  $ 19,506
                                                              ========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit with the domestic custodian bank during the year ended
November 30, 2000 were as follows:

                                           WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                            AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
                                         INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                                         -------------   ------------   -----------   --------   ---------------
The Tax-Managed U.S. Marketwide Value
  Series...............................      6.82%         $486,000          1          $92         $486,000

    There were no outstanding borrowings under the line of credit at November 30, 2000.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with JP Morgan which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2000, the market value of securities on loan to brokers was $1,914,888, the related collateral cash received was $2,577,200 and the value of collateral on overnight repurchase agreements was $2,646,511.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 14, 1998 (commencement of operations) through November 30, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001